Expense Example - Class A C Shares - Alger Health Sciences Fund - AC	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years
USD ($)	625	839	1,069	1,729	284	569	980	2,127